Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangibles assets and goodwill	Intangible assets and goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2023 and 2022 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2021	14,116	32,236	1,921	48,273
Additions	164	1,010	—	1,174
Impairment loss	—	—	—	—
Disposals	—	(120)	—	(120)
Impairment reversal	—	1	—	1
Effect of translation adjustments	(3)	40	—	37
Cost as at December 31, 2022	14,277	33,167	1,921	49,365
Additions	188	763	—	951
Disposals	(11,098)	(16,513)	—	(27,611)
Effect of translation adjustments	(8)	(1)	—	(9)
Cost as at December 31, 2023	3,359	17,416	1,921	22,696

Accumulated amortisation as at December 31, 2021	(13,735)	(30,392)	—	(44,127)
Amortisation	(164)	(867)	—	(1,031)
Disposals	2	84	—	86
Effect of translation adjustments	—	(39)	—	(39)
Accumulated amortisation as at December 31, 2022	(13,897)	(31,214)	—	(45,111)
Amortisation	(168)	(873)	—	(1,041)
Disposals	11,098	16,513	—	27,611
Effect of translation adjustments	4	1	—	5
Accumulated amortisation as at December 31, 2023	(2,963)	(15,573)	—	(18,536)

Net book value as at December 31, 2021	381	1,844	1,921	4,146
Net book value as at December 31, 2022	380	1,953	1,921	4,254
Net book value as at December 31, 2023	396	1,843	1,921	4,160

As at December 31, 2023 and 2022, goodwill of 1,921 only relates to the “Italy – retail stores” CGU. It arose on the 2017 acquisition by the Parent of three “Divani&Divani by Natuzzi” stores located in the North East of Italy. This acquisition was performed with a related party at arm’s length conditions.

In 2023, the item "disposals" refers to the retirement of assets fully depreciated.

As result of such impairment tests in 2023, no impairment losses have emerged on goodwill.

With reference to goodwill, since it is allocated to specific DOS, the Group has carried out an impairment test on property, plant and equipment, right-of-use assets as well as the goodwill for each cash-generating unit (CGU) of directly managed retail stores.

Further, the cash flows included specific estimates for five years and a long-term growth rate thereafter. Cash flows projections have been approved by the Board of Directors. For additional information on the impairment assessment, reference should be made to note 8.

Impairment tests have been performed on goodwill in 2023, 2022 and 2021 and no impairment was recorded.